Goodwill: (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill:
Schedule of goodwill
	December 31, 2012	December 31, 2011

Balance, beginning of period	$55,814	$8,202
Acquisition of Emer (note 4(a))	—	50,774
Acquisition of AFV (note 4(b))	—	2,701
Impact of foreign exchange	1,065	(5,863)

Balance, end of period	$56,879	$55,814